Accounting Policies - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies1 [Abstract]
Accounting Policies

3.    ACCOUNTING POLICIES

The main accounting policies used in preparing the accompanying consolidated financial statements are the following:

a)Property, plant and equipment

Property, plant and equipment are measured with general character,at acquisition cost, net of accumulated depreciation and any impairment losses they may have experienced. In addition to the price paid to acquire each item, the cost also includes, where applicable, the following concepts:

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Financing expenses accrued during the construction period that are directly attributable to the acquisition, construction, or production of qualified assets, which require a substantial period of time before being ready for use such as, for example, electricity generation or distribution facilities. The Group defines “substantial period” as one that exceeds twelve months. The interest rate used is that of the specific financing or, if none exists, the weighted average financing rate of the company carrying out the investment (see Note 18.b.1).

•	Employee expenses directly related to construction in progress (see Note 18.b.2).
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Future disbursements that the Group will have to make to close its facilities are added to the value of the asset at fair value, recognizing the corresponding provision for dismantling or restoration. The Group reviews its estimate of these future disbursements on an annual basis, increasing or decreasing the value of the asset based on the results of this estimate (see Note 24).

Items for construction work in progress are transferred to operating assets once the testing period has been completed and they are available for use, at which time depreciation begins.

Expansion, modernization or improvement costs that represent an increase in productivity, capacity or efficiency, or a longer useful life are capitalized as increasing the cost of the corresponding assets.

The replacement or overhaul of entire components that increase the asset’s useful life or economic capacity are recorded as an increase in cost for the respective assets, derecognizing the replaced or overhauled components.

Expenditures for periodic maintenance, conservation and repair are recognized directly as an expense for the year in which they are incurred.

Property, plant and equipment, net of its residual value, is depreciated by distributing the cost of the different items that comprise it on a straight-line basis over its estimated useful life, which is the period during which the Group expects to use the assets. Useful life estimates and residual values are reviewed on an annual basis and if appropriate adjusted prospectively.

In addition, the Group recognizes right-of-use assets for leases relating to property, plant and equipment in accordance with the criteria established in Note 3.f.

The following are the main categories of property, plant and equipment with their respective estimated useful lives:

Categories of Property, plant and equipment	Years of estimated useful life
Buildings	10 – 85
Plant and equipment	10 – 85
IT equipment	3 – 15
Fixtures and fittings	3 – 75
Motor vehicles	5 – 20

Additionally, the following table sets forth more details on the useful lives of plant and equipment items:

Categories of Property, plant and equipment	Years of estimated useful life
Generating plant and equipment:
Hydroelectric plants
Civil engineering works	10 – 85
Electromechanical equipment	10 – 60
Coal/Fuel power plants	10 – 40
Combined cycle power plants	10 – 50
Distribution plant and equipment:
High-voltage network	15 – 50
Low- and medium-voltage network	30 – 50
Measuring and remote control equipment	10 – 30
Primary substations	20 – 40

Land is not depreciated since it has an indefinite useful life, unless it relates to a right of use asset in wich case it is depreciated over the term of the lease.

Regarding the administrative concessions held by the Group’s electric companies, the following table lists the remaining periods until expiration of the concessions that do not have an indefinite term:

Concession holder and operator	Country	Year concession started	Concession Term	Remaining period to expiration
Empresa Distribuidora Sur S.A. - Edesur (Distribution)	Argentina	1992	95 years	68 years
Enel Generación El Chocón S.A. (Generation)	Argentina	1993	30 years	4 years
Transportadora de Energía S.A. (Transmission)	Argentina	2002	85 years	68 years
Compañía de Transmisión del Mercosur S.A. (Transmission)	Argentina	2000	87 years	68 years
EGP Cachoeira Dourada S.A. (Generation)	Brazil	1997	30 years	8 years
Central Generadora Termoeléctrica Fortaleza S.A (Generation)	Brazil	2001	30 years	12 years
Enel CIEN S.A. (Garabi - Line 1) (*)	Brazil	2000	20 years	0.5 years
Enel CIEN S.A. (Garabi - Line 2) (*)	Brazil	2002	20 years	2.6 years

(*) Our subsidiary Enel CIEN has as its main assets the Garabi I and Garabi II energy interconnection systems, which through two frequency conversion stations and 2,200 MW transmission lines transport energy between Brazil and Argentina. The concession period for the Garabi I line ends on June 20, 2020, with no possibility of renewal, while for the Garabi II line the in-force period is until July 31, 2022. The company is working with the Brazilian government to try to consolidate  the concession period for the two lines and extend them both  until July 31, 2022. Currently, the company is working together with the Government of Brazil to extend the concession term of Garabi I until the end of the Garabi II concession, that is until July 31, 2022. Although the parties have shown themselves in favor of the extension, the agreement has not yet been formalized. During the second semester of 2021 a new tender will be held for both lines, a process in which Enel CIEN will evaluate the possibility of participating. In the event the concession is not renewed, Enel Cien will recover the carrying value of the underlying assets

To the extent that the Group recognizes the assets as Property, plant and equipment, they are amortized over their economic life or the concession term, whichever is shorter, when the economic benefit from the asset is limited to its use during the concession term.

Any required investment, improvement or replacement made by the Group is considered in the impairment test to Property, plant, and equipment as a future contractual cash outflow that is necessary to obtain future cash inflow.

The Group’s management analyzed the specific contract terms of each of the aforementioned concessions, which vary by country, business activity and jurisdiction, and concluded that, with the exception of Enel CIEN, there are no determining factors indicating that the grantor, which in every case is a government entity, controls the infrastructure and, at the same time, can continuously set the price to be charged for the services. These requirements are essential for applying IFRIC 12, Service Concession Arrangements, an interpretation that establishes how to recognize and measure certain types of concessions (see Note 3.d.1)

On April 19, 2011, the subsidiary Enel CIEN successfully completed its change in business model. Under the new agreement, the government continues to control the infrastructure, but Enel CIEN receives fixed payments, which puts it on an equal footing with a public transmission concession (with regulated prices). Under this business model, its concessions fall within the scope of IFRIC 12; however, the infrastructure has not been derecognized due to the fact that Enel CIEN has not substantially transferred the significant risks and benefits to the Brazilian government.

An item of property, plant and equipment is derecognized when it is sold or otherwise disposed of, or when no future economic benefits are expected from its use, sale or other disposal.

Gains or losses that arise from the sale or disposal of items of property, plant and equipment are recognized as “Other gains (losses”) in the comprehensive income statement and are calculated by deducting the net carrying amount of the asset and any sales costs from the consideration received in the sale.

b)Investment Properties

“Investment property” includes basically land and buildings that are kept for the purpose of obtaining profits in future sales or lease arrangements.

Investment property is measured at acquisition cost, net of accumulated depreciation and any impairment losses they may have experienced. Investment properties, excluding land, are depreciated by distributing the cost of the various elements that make them up on a straight-line basis over the years of useful life.

An investment property is derecognized on disposal, or when no future economic benefits are expected from use or disposal.

Gains or losses that arise from the sale or disposal of items of investment property are recognized as “Other gains (losses)” in the comprehensive income statement and are calculated by deducting the net carrying amount of the asset and any sales costs from the consideration received in the sale.

c)Goodwill

Goodwill arising from business combinations, and reflected upon consolidation, represents the excess value of the consideration paid plus the amount of any non-controlling interests over the Group’s share of the net value of the assets acquired and liabilities assumed, measured at fair value at the acquisition date. If the accounting for a business combination is completed within the following year after the acquisition date, and thus the goodwill determination as well, the entity recognizes the corresponding adjustments to the provisional amounts as if the accounting for the business combination had been completed at the acquisition date. If the accounting for a business combination is completed within the following year after the acquisition date, and thus the goodwill determination as well, the entity recognizes the corresponding adjustments to the provisional amounts as if the accounting for the business combination had been completed at the acquisition date (see Note 2.7.1).

Goodwill arising from acquisition of companies with functional currencies other than the functional currency of the parent is measured in the functional currency of the acquired company and translated to US dollar using the exchange rate effective as of the date of the statement of financial position.

Goodwill is not amortized; instead, at the end of each reporting period or when there are indicators that an impairment might have occurred, the Group estimates whether any impairment loss has reduced its recoverable amount to an amount less than the carrying amount and, if so, it impairment loss is immediately recognized in profit or loss (see Note 3.e).

d)Intangible assets other than goodwill

Intangible assets are initially recognized at their acquisition cost or production cost, and are subsequently measured at their cost, net of their accumulated amortization and impairment losses they may have experienced.

Intangible assets are amortized on a straight line basis during their useful lives, starting from the date when they are ready for use, except for those with an indefinite useful life, which are not amortized. As of December 31, 2019 and 2018, there are no significant amounts in intangible assets with an indefinite useful life.

The criteria for recognizing these assets’ impairment losses and, if applicable, recovery of impairment losses recorded in previous periods are explained in Note e) below.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal.

Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset are recognized in profit or loss when the asset is derecognized.

d.1) Concessions

Public-to-private service concession agreements are recognized according to IFRIC 12 “Service Concession Agreements.” This accounting interpretation applies if:

a)	The grantor controls or regulates which services the operator should provide with the infrastructure, to whom it must provide them, and at what price; and
b)	The grantor controls – through ownership, beneficial entitlement, or otherwise – any significant residual interest in the infrastructure at the end of the term of the agreement.

If both of the above conditions are met simultaneously, the consideration received by the Group for the constructed infrastructure is initially recognized at its fair value, as either

-An intangible asset when the Group receives the right to charge users of the public service, as long as these charges are conditional on the degree to which the service is used;

-A financial asset when the Group has an unconditional contractual right to receive cash or another financial asset directly from the grantor or from a third party.

However, both types of consideration are classified as a contract asset during the construction or improvement period, in accordance with IFRS 15 (see Note 10).

The Group recognizes the contractual obligations assumed for maintenance of the infrastructure during its use, or for its return to the grantor at the end of the concession agreement within the conditions specified in the agreement, as long as it does not involve an activity that generates income, in accordance with the Group’s accounting policy to recognized provisions (see Note 3.m).

Finance expenses attributable to the concession agreements are capitalized based on criteria established in a) above, provided that the operator has a contractual right to receive an intangible asset.

The Company’s subsidiaries that have recognized an intangible asset and/or a financial asset from their service concession agreements are the following:

Concession holder and operator	Country	Year concession started	Concession term	Period remaining to expiration
Enel Distribución Río S.A. (ex – Ampla) (Distribution) (*)	Brazil	1996	30 years	7 years
Enel Distribución Ceará S.A. (ex Coelce) (Distribution) (*)	Brazil	1997	30 years	8 years
Enel Distribución Goias S.A. (Distribution) (*)	Brazil	2015	30 years	25 years
Enel Green Power Proyectos I (Volta Grande) (**)	Brazil	2017	30 years	28 years
Enel Distribución Sao Paulo S.A. (Electropaulo) (Distribution) (*)	Brazil	1998	30 years	9 years

(*)   Given that part of the rights acquired by these subsidiaries are unconditional an intangible asset and financial asset at fair value through profit an loss have been recognized for the concession (See Notes 3.g.1 and Note 9).

(**) Given that all of the rights acquired by this subsidiary are unconditional, only a financial asset at fair value through profit and loss has been recognized for this concession (see Note 3.g.1 and Note 9).

At the end of each concession period it can be renewed at the discretion of the granting authority, otherwise all assets and facilities will be returned to the government or its designee, upon reimbursement for investments made and not yet amortized.

d.2)  Research and development expenses

The Group recognizes the costs incurred in a project’s development phase as intangible assets in the statement of financial position as long as the project’s technical feasibility and future economic benefits have been demonstrated.

Research costs are recorded as an expense in the consolidated statement of comprehensive income in the period in which they are incurred.

d.3)  Other intangible assets

Other intangible assets correspond to computer software, water rights, and easements. They are initially recognized at acquisition or production cost and are subsequently measured at cost less accumulated amortization and impairment losses, if any.

Computer software is amortized (on average) over five years. Certain easements and water rights have indefinite useful lives and are therefore not amortized, while others have useful lives ranging from 40 to 60 years, depending on their characteristics, and they are amortized over that term.

e)Impairment of non-financial assets

During the period, and principally at the end of each reporting period, the Group evaluates whether there is any indication that an asset has been impaired. If any such indication exists, the Group estimates the recoverable amount of that asset to determine the amount of the impairment loss. In the case of identifiable assets that do not generate cash flows independently, the Group estimates the recoverable amount of the Cash Generating Unit (CGU) to which the asset belongs, which is understood to be the smallest identifiable group of assets that generates independent cash inflows.

Notwithstanding the preceding paragraph, in the case of CGUs to which goodwill or intangible assets with indefinite useful life have been allocated, a recoverability analysis is performed routinely at each period end.

The criteria used to identify the CGUs are based, in line with the strategic and operational vision of the administration, whitin the specific characteristics of the business, the operating rules and regulations of the market in which the Group operates and the corporate organization.

Recoverable amount is the higher of fair value less costs of disposal and value in use, which is defined as the present value of the estimated future cash flows. In order to calculate the recoverable amount of Property, plant, and equipment, as well as of goodwill and intangible assets, the Group uses value in use criteria in practically all cases.

To estimate value in use, the Group prepares future pre-tax cash flow projections based on the most recent budgets available. These budgets incorporate management’s best estimates of a CGU’s revenue and costs using sector projections, past experience and future expectations.

In general, these projections cover the next five years, estimating cash flows for subsequent years by applying reasonable growth rates which, in no case, are increasing rates nor exceed the average long-term growth rates for the particular sector and country in which the Group operates. As of December 31, 2019, the rates used to extrapolate the projections were the following:

		Growth rates as of 12/31/2019
Country	Currency	Minimun	Maximum
Argentina	Argentine peso	5.0%	6.7%
Brazil	Brazilian reals	3.8%
Peru	Peruvian soles	2.5%
Colombia	Colombian peso	3.0%

Future cash flows are discounted to calculate their present value at a pre-tax rate that covers the cost of capital for the business activity and the geographic area in which it is being carried out. The time value of money and risk premiums generally used among analysts for the business activity and the geographic zone are taken into account to calculate the pre-tax rate.

The following are the pre-tax discount rates applied as of December 31, 2019, expressed in nominal terms:

		December 31, 2019
Country	Currency	Minimum	Maximum
Argentina	Argentine pesos	24.7%	50.6%
Brazil	Brazilian reals	10.1%	23.4%
Peru	Peruvian soles	7.6%	12.9%
Colombia	Colombian pesos	8.7%	11.8%

The Company’s approach to allocate value to each key hypothesis used to project cash flows, considers:

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Evolution of demand: the growth estimate has been calculated based on the projected increase of the Gross Domestic Product (GDP), in addition to other assumptions used by the Company regarding the evolution of consumption.

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Energy purchase and sale prices: based on specifically developed internal projection models. The price of the planned “pool” is estimated by considering a series of determining factors, such as the various technologies’ costs and productions and electricity demand, among other items.

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Regulatory measures: an important part of the Company’s business is regulated and subject to extensive standards, which could undergo revisions, either as a result of new laws or the amendment of existing ones, and therefore the projections include adequate application of the current standards and those that are currently in development, and those expected to be valid during the projected period.

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Installed capacity: in the estimating of the Group’s installed capacity, the existing facilities are taken into account, as well as the plans for both increasing and closing down capacity. The investment plan is constantly updated based on the evolution of the business, quality of service regulations determined by the regulator and changes in the business development strategy adopted by Management. The necessary investments are taken into account to maintain the installed capacity in appropriate operating conditions.

•	Hydrology and NCRE: the projections are made from historical series of meteorological conditions and, based on these, an average year is projected.

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Fuel costs: to estimate fuel costs, existing supply contracts are taken into account and long-term projections of oil, gas or coal prices are made, based on forward markets and available analyst estimates.

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Fixed costs: they are projected considering the foreseen level of business, both in terms of the evolution of the workforce (considering salary raises in line with the CPI), and in term of other operating and maintenance costs, the level of projected inflation and long-term existing maintenance or other contracts.  The efficiencies that the Group is adopting over time are also considered, such as those that arise from the initiatives of digitalization of internal processes.

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External sources are always considered to check against them related to the macroeconomic environment such as price developments, GDP growth, demand, inflation, interest rates and exchange rates, among others.

Past experience has demonstrated the reliability of the Company’s projections, which allows the key assumptions to be based on historical information. During 2019 the deviations observed with respect to the expectations established in the projections used to conduct the impairment tests as of December 31, 2018 have not been significant and the cash flows generated in 2019 were similar to those expected for that year.

If the recoverable amount of the CGU is less than the net carrying amount of the asset, the corresponding impairment loss is recognized for the difference, and charged to “Reversal of impairment loss (impairment loss) recognized in profit or loss” in the consolidated statement of comprehensive income. The impairment is first allocated to the CGU’s goodwill carrying amount, if any, and then to the other assets comprising it, prorated on the basis of the carrying amount of each one, limited to its fair value less costs of disposal, or its value in use, a negative amount may not be obtained.

Impairment losses recognized in prior periods for an asset other than goodwill are reversed, if and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If this is the case, the carrying amount of the asset is increased to its recoverable amount and crediting profit or loss, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset. In the case of goodwill, impairment losses are not reversed.

f)Leases

In order to determine whether an arrangement is, or contains, a lease, the Company assesses the economic substance of the agreement, assesing whether the agreement conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is considered to exist if the customer has i) the right to obtain substantially all the economic benefits arising from the use of an identified asset; and ii) the right to direct the use of the asset.

When the Group acts as  lessee at the commencement of the lease (i.e. on the date on which the underlying asset is available for use) it records a right-of-use asset and a lease  liability in the statement of financial position.

The Group initially recognizes right-of-use assets at cost. The cost of right-of-.use assets compises: (i) the amount of the initial measurement of the lease liability; (ii) lease payments (made until the commencement date less lease incentives received) ,(iii) initial direct costs incurred; and (iv) the estimate of decommissioning or restoration costs.

Subsequently, the right-of-use asset is measured at cost, adjusted by any new measurement of the lease liability, less accumulated depreciation and accumulated impairment losses. A right-of-use asset is  depreciated on the same terms as other similar depreciable assets, as long as there is reasonable certainty that the lessee will acquire ownership of the asset at the end of the lease. If no such certainty exists, the leased assets are depreciated over the shorter of the useful lives of the assets and their lease term. The same criteria detailed in Note 3.e are applied to determine whether the right-of-use asset has become impaired.

The lease liability is initially measured at the present value of the lease payments, discounted at the company’s incremental borrowing rate if the interest rate implicit in the lease cannot be readily determined. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The lease payments included in the measurement of the liability comprise: (i) fixed payments, less any lease incentive receivable; (ii) variable lease payments that depend on an index or rate; (iii) residual value guarantees; (iv) purchase option exercise price if it is reasonably certain the Group will exercise that option; and (v) lease termination penalties, if any.

After the start date, the lease liability increases to reflect the accrual of interest and is reduced by the lease payments made. In addition, the carrying amount of the liability is remeasured if there is a change in the terms of the lease (changes in the lease term, in the amount of expected payments related to a residual value guarantee, in the evaluation of a purchase option or in an index or rate used to determine lease payments). Interest expense is recognized as finance cost and distributed over the years making up the lease period, so that a constant interest rate is obtained in each year on the outstanding balance of the lease liability.

Short-term leases of one year or less or leases of low value assets are exempted from the application of the recognition criteria described above, recording the payments associated with the lease as expense on a straight-line basis over the term of the lease.

When the Group acts as lessor, it classifies at the inception of the agreement the lease as operating or finance, based on the substance of the transaction. Leases in which all the risks and rewards inherent to the ownership to the underlying asset are substantially transferred are classified as finance leases. All other leases are classified as operating leases.

In the case of finance leases, at the inception date, the company recognizes in its statement of financial position the assets held under finance leases and presents them as an account receivable, equal in value to the net investment in the lease, calculated as the sum of the present value of the lease payments and the present value of any accrued residual value, discounted at the interest rate implicit in the lease. Subsequently, finance income is recognized over the term of the lease, based on a model that reflects a constant rate of return on the net financial investment made in the lease.

In the case of operating leases, lease payments are recognized as income on a straight-line basis, over the term of the lease unless another type of systematic basis of distribution is deemed more representative. The initial direct costs incurred in obtaining an operating lease are added to the book value of the underlying asset and are recognized as expense throughout the lease period, applying the same basis as for rental income.

g)Financial instruments

Financial instruments are contracts that give rise to both a financial asset in one entity and a financial liability or equity instrument in another entity.

g.1) Financial assets other than derivatives

The Group classifies its non-derivative financial assets, whether permanent or temporary, excluding investments accounted for using the equity method (see Notes 3.i and 15) and non-current assets and disposal groups held for sale or distribution to owners (see Note 3.k), into three categories:

(i)	Amortized cost:

This category includes the financial assets that meet the following conditions (i) the business model that supports the financial assets seeks to maintain such financial assets to obtain contractual cash flows, and (ii) the contractual terms of such financial assets give rise on specific dates to cash flows that are solely payments of principal and interest (SPPI criterion).

Financial assets that meet the conditions established in IFRS 9, valued at amortized cost in the Group are: accounts receivable, loans and cash equivalents. These assets are recorded at amortized cost, which is the initial fair value, less repayments of principal, plus uncollected accrued interest, calculated using the effective interest rate method.

The effective interest rate method is a method of calculating the amortized cost of a financial asset or a financial liability (or a group of financial assets or financial liabilities) and allocating the finance income or financial expenses throughout the relevant period. The effective interest rate is the discount rate that exactly matches the estimated cash flows to be received or paid over the expected useful life of the financial instrument (or when appropriate in a shorter period of time), with the net carrying amount of the financial asset or financial liability.

(ii)	Financial Assets Recorded at Fair Value through Other Comprehensive Income:

This category includes the financial assets that the meet the following conditions: (i) they are classified in a business model, the purpose of which is to maintain the financial assets both to collect the contractual cash flows and to sell them, and (ii) the contractual conditions comply with the SPPI criterion.

These financial assets are recognized in the consolidated statement of financial position at fair value when it is possible to determine reliably. In the case of holdings in unlisted companies or companies with low liquidity, it is usually not possible to determine the fair value reliably. Therefore, when this circumstance occurs, such holdings are valued at their acquisition cost or for a lower amount if there is evidence of their impairment.

Changes in fair value, net of their tax effect, are recorded in the consolidated statement of comprehensive income: Other comprehensive income, until such time as the disposal of these financial assets take place, at which time the accumulated amount in this section is fully posted in the result for the period with the exception of investments in equity instruments where the accumulated other comprehensive balance is reclassified to retained earnings..

In the event that the fair value is lower than the acquisition cost, if there is objective evidence that the asset has suffered an impairment that cannot be considered as temporary, the difference is recorded directly in the losses for the period.

(iii)	Financial Assets Recorded at Fair Value through Profit or Loss:

This category includes the trading portfolio of the financial assets that have been allocated as such upon their initial recognition and which are administered and assessed according to the fair value criterion, and the financial assets that do not meet the conditions to be classified in the two above categories.

They are valued at fair value in the consolidated statement of financial position and any changes in value are recorded directly in profit or loss when they occur.

g.2)  Cash and cash equivalents

This item within the consolidated statement of financial position includes cash and bank balances, time deposits, and other highly liquid investments (with original maturity of less than or equal to 90 days) that are readily convertible into cash and are subject to insignificant risk of changes in value.

g.3)  Impairment of financial assets

Under IFRS 9, the Group applies an impairment model based on expected credit losses, based on the Group’s past history, existing market conditions, and prospective estimates at the end of each reporting period. The new impairment model is applied to financial assets measured at amortized cost and those measured at fair value through other comprehensive income, except for investments in equity instruments.

The expected credit loss, determined considering Probability of Default (PD), Loss Given Default (LGD) and Exposure at Default (EAD), is the difference between all cash flows that are owed under the contract and all the cash flows that are expected to be received (that is, all cash deficiencies), discounted at the original effective interest rate.

To determine the expected credit losses the Group applies two separate approaches:

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General approach: applied to financial assets other than trade accounts receivable, contractual assets or lease receivables. This approach is based on the evaluation of significant increases in the credit risk of financial assets, from the date of initial recognition. If on the date of issuance of the financial statements the credit risk has not increased significantly, the impairment losses are measured by reference to the expected credit losses in the next 12 months; if, on the contrary, the credit risk has increased significantly, the impairment is measured considering the expected credit losses throughout the lifetime of the asset.

In general, the measurement of expected credit losses under the general approach is performed on an individual basis.

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Simplified approach: The Group applies a simplified approach for trade receivables, contract assets and lease receivables so that the impairment provision is always recognized in reference to the lifetime expected credit losses for the asset. This is the Group’s most applied approach since trade receivables represent the main financial asset of Enel Amérocas  and its subsidiaries.

For trade accounts receivable, contractual assets and accounts receivable for lease, the Group applies two types of evaluations of expected credit losses:

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Collective evaluation: based on grouping accounts receivable into specific groups or “clusters”, taking into account each business and the local regulatory context. Accounts receivable are grouped according to the characteristics of client portfolios in terms of credit risk, maturity information and recovery rates. A specific definition of default is considered for each group.

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Analytical or individual evaluation: if accounts receivable are considered individually significant by Management, and there is specific information on any significant increase in credit risk, the Group applies an individual evaluation of accounts receivable. For the individual evaluation, the PD is obtained mainly from an external provider.

On the basis of reference market and the regulatory context of the sector, as well as the recovery expectations after 90 days, for such accounts receivable, the Group mainly applies a default definition of 180 days of maturity to determine the expected credit losses, since this is considered an effective indicator of a significant increase in credit risk. Consequently, financial assets that are more than 90 days old are generally not considered in default.

To measure the expected credit losses collectively, the Group considers the following assumptions:

•	PD: average default estimate, calculated for each group of trade accounts receivable, taking into account a minimum of 24-month historical data.
•	LGD: calculated based on the recovery rates of a predetermined section, discounted at the effective interest rate; and
•	EAD: accounting exposure on the date of report, net of cash deposits, including invoices issued, but not due and invoices to be issued.

Based on specific evaluations of Management, the prospective adjustment can be applied considering qualitative and quantitative information to reflect possible future events and macroeconomic scenarios, which may affect the risk of the portfolio or the financial instrument.

g.4)  Financial liabilities other than derivatives

Financial liabilities with general character are recognized based on cash received, net of any costs incurred in the transaction. In subsequent periods, these obligations are measured at their amortized cost using the effective interest rate method (see Note 3.g.1).

Lease liabilities are initially measured at the present value of future lease payments, determined in accordance with the criteria described in Note 3.f.

In the particular case that a liability is the hedged item in a fair value hedge, as an exception, such liability is measured at its fair value for the portion of the hedged risk.

In order to calculate the fair value of debt, both when it is recorded in the statement of financial position and for fair value disclosure purposes as shown in Note 22, debt has been divided into fixed interest rate debt (hereinafter “fixed-rate debt”) and variable interest rate debt (hereinafter “floating-rate debt”). Fixed-rate debt is that on which fixed-interest coupons established at the beginning of the transaction are paid explicitly or implicitly over its term. Floating-rate debt is that debt issued at a variable interest rate, i.e., each coupon is established at the beginning of each period based on the reference interest rate. All debt has been measured by discounting expected future cash flows with a market interest rate curve based on the payment currency.

g.5)  Derivative financial instruments and hedge accounting

Derivatives held by the Group are transactions entered into to hedge interest and/or exchange rate risk, intended to eliminate or significantly reduce these risks in the underlying transactions being hedged.

Derivatives are recorded at fair value at the end of each reporting period as follows: if their fair value is positive, they are recorded within “Other financial assets” and if their fair value is negative, they are recorded within “Other financial liabilities”. For derivatives on commodities, positive fair value is recorded in “Trade and other receivables”, and negative fair value is recognized in “Trade and other liabilities”.

Changes in fair value are recorded directly in profit or loss, except when the derivative has been designated for  hedge accounting purposes as a hedge instrument (in a cash flow hedge) and all of the conditions for applying hedge accounting established by IFRS are met, including that the hedge be highly effective. In this case, changes are recognized as follows:

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Fair value hedges: The underlying portion for which the risk is being hedged (hedged risk) and the hedge instrument are measured at fair value, and any changes in value of both items are recognized in the statement of comprehensive income by offsetting the effects in the same comprehensive income statement account.

•

Cash flow hedges: Changes in the fair value of the effective portion of the hedged item and hedge instrument are recognized in other comprehensive income and accumulated in an equity reserve known as “Reserve for cash flow hedges”. The cumulative loss or gain in this reserve is transferred to the consolidated statement of comprehensive income to the extent that the hedged item impacts the consolidated statement of comprehensive income offsetting the effect in the same comprehensive income statement account. Gains or losses from the ineffective portion of the hedge relationship are recognized directly in the statement of comprehensive income.

Hedge accounting is discontinued only when the hedging relationship (or a part of the relationship) fails to meet the required criteria, after making any rebalancing of the hedging relationship, if applicable. If it is not possible to continue the hedging relationship, including when the hedging instrument expires, is sold, settled or exercised, any gain or loss accumulated in equity at that date remains in the equity until the projected transaction affects the statement of comprehensive income. When a projected transaction is no longer expected to occur, the gain or loss accumulated in equity is immediately transferred to the income statement.

The Group does not apply hedge accounting to its investments abroad.

As a general rule, long-term commodity purchases or sales agreements are recognized in the statement of financial position at their fair value at the end of each reporting period, recognizing any differences in value directly in profit or loss, except for, when all of the following conditions are met:

•

The sole purpose of the agreement is for its own use, which is understood as: (i) in the case of fuel purchase agreements such use is to generate electricity; (ii) in the case of electrical energy purchased for sale, its sale is to the end-customers; and (iii) in the case of electricity sales its sale is to the end-customers.

•	The Group’s future projections evidence the existence of these agreements for own use.
•

Past experience with agreements evidence that they are “own use” agreements, except in certain isolated cases when for exceptional reasons or reasons associated with logistical issues, they have been used for other purposes beyond the control and expectations of the Group.

•	The agreement does not stipulate net settlement of monetary differences and the parties have not made it a practice to net settle similar contracts in the past.

The long-term commodity purchase or sale agreements maintained by the Group, which are mainly for electricity, fuel, and other supplies, meet the conditions described above. Thus, the purpose of fuel purchase agreements is to use them to generate electricity, electricity purchase contracts for use in sales to end-customers, and electricity sale contracts for sale of the Group’s own products.

The Group also evaluates the existence of derivatives embedded in contracts or financial instruments to determine if their characteristics and risk are closely related to the host contract, provided that when taken as a whole they are not being accounted for at fair value. If they are not closely related, they are recorded separately and changes in value are accounted for directly in the statement of comprehensive income.

g.6)  Derecognition of financial assets and liabilities

Financial assets are derecognized when:

•

The contractual rights to receive cash flows from the financial asset expire or have been transferred or, if the contractual rights are retained, the Group has assumed a contractual obligation to pay these cash flows to one or more recipients.

•

The Group has substantially transferred all the risks and rewards of ownership of the financial asset, or, if it has neither transferred nor retained substantially all the risks and rewards, when it does not retain control of the financial asset.

For transactions in which the Group retains substantially all the inherent risks and rewards of ownership of the transferred asset, it continues recognizing the transferred asset in its entirety and recognizes a financial liability for the consideration received. Transactions costs are recognized in profit and loss by using the effective interest method (see Note 3.g.1).

Financial liabilities are derecognized when they are extinguished, that is, when the obligation arising from the liability has been paid or cancelled, or has expired. An exchange for a debt instrument with substantially different conditions, or a substantial modification in the current conditions of an existing financial liability (or a part thereof), is recorded as a cancellation of the original financial liability, and a new financial liability is recognized instead.

g.7)  Offsetting of financial assets and liabilities

The Group offsets financial assets and liabilities and the net amount is presented in the statement of financial position only when:

•	there is a legally binding right to offset the recognized amounts; and
•	the Company intends to settle them on a net basis, or to realize the asset and settle the liability simultaneously.

The right of offset may only be legally enforceable in the normal course of business, or in the event of default, or in the event of insolvency or bankruptcy, of one or all of the counterparties.

g.8)  Financial guarantees

The financial guarantee contracts, defined as the guarantees issued by the Group to third parties, are initially measured at their fair value, adjusted for transaction costs that are directly attributable to the issuance of the guarantee.

Subsequent to initial recognition, financial guarantee contracts are recognized at the higher of:

•	the amount of the liability determined in accordance with the accounting policy described in Note 3.m; and
•	the amount of the asset initially recognized less, if appropriate, any accumulated amortization recognized in accordance with the revenue recognition policies described in Note 3.q.

h)Fair value measurement

The fair value of an asset or liability is defined as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement assumes that the transaction to sell an asset or transfer a liability occurs in the principal market, namely, the market with the greatest volume and level of activity for that asset or liability. In the absence of a principal market, it is assumed that the transaction is carried out in the most advantageous market available to the entity, namely, the market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability.

In estimating fair value, the Group uses valuation techniques that are appropriate for the circumstances and for which there is sufficient data to perform the measurement where it maximizes the use of relevant observable data and minimizes the use of unobservable data.

Given the hierarchy explained below, data used in the valuation techniques, assets and liabilities measured at fair value can be classified at the following levels:

Level 1:  Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2:  Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices). The methods and assumptions used to determine the fair values at Level 2 by type of financial assets or financial liabilities take into consideration estimated future cash flows discounted at market rates. Future cash flows for financial assets and financial liabilities are discounted with the zero coupon interest rate curves for each currency (these valuations are carried out using external tools such as Bloomberg); and

Level 3:  Inputs for assets or liabilities that are not based on observable market data (unobservable inputs).

The Group takes into account the characteristics of the asset or liability when measuring fair value, in particular:

•

For non-financial assets, fair value measurement takes into account the ability of a market participant to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset at its highest and best use;

•

For liabilities and equity instruments, the fair value measurement assumes that the liability would not be settled and an equity instrument would not be cancelled or otherwise extinguished on the measurement date. The fair value of the liability reflects the effect of non-performance risk, namely, the risk that an entity will not fulfill the obligation, which includes but is not limited to, the Company’s own credit risk;

•

For derivatives not traded on active markets, the fair value is determined by using the discounted cash flow method and generally accepted options valuation models, based on current and future market conditions as of the close of the financial statements. This methodology also adjusts the value based on the Company’s own credit risk (Debt Valuation Adjustment, DVA), and the counterparty risk (Credit Valuation Adjustment, CVA). These CVA and DVA adjustments are measured on the basis of the potential future exposure of the instrument (creditor or borrower position) and the risk profile of both the counterparties and the Group itself.

•

For financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risks, it is permitted to measure the fair value on a net basis. However, this must be consistent with the manner in which market participants would price the net risk exposure at the measurement date.

Financial assets and liabilities measured at fair value are shown in Note 22.3.

i)Investments accounted for using the equity method

The Group’s interests in joint ventures and associates are recognized using the equity method.

Under the equity method, an investment in an associate or joint venture is initially recognized at cost. As of the acquisition date, the investment is recognized in the statement of financial position based on the share of its equity that the Group’s interest represents in its capital, adjusted for, if appropriate, the effect of transactions with the Group plus any goodwill generated in acquiring the company. If the resulting amount is negative, zero is recorded for that investment in the statement of financial position, unless the Group has a present obligation (either legal or constructive) to support the investee’s negative equity situation, in which case a provision is recognized.

Goodwill from the associate or joint venture is included in the carrying amount of the investment. It is not amortized but is subject to impairment testing as part of the overall investment carrying amount when there are indicators of impairment.

Dividends received from these investments are deducted from the carrying amount of the investment, and any profit or loss obtained from them to which the Group is entitled based on its ownership interest is recognized under “Share of profit (loss) of associates accounted for using equity method.”

The companies classified as “Associates” and “Joint Ventures” (see Notes 2.5 and 2.6, respectively) in these consolidated financial statements are accounted for under this method.

j)Inventories

Inventories are measured at their weighted average acquisition cost or the net realizable value, whichever is lower.

The net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale.

The cost of inventories includes all costs of purchase and all necessary costs incurred in bringing the inventories to their present location and condition. Trade discounts, rebates and other similar items are deducted in determining the costs of purchase.

k)Non-current assets (or disposal groups of assets) held for sale or held for distribution or held for distribution to owners and discontinued operations

Non-current assets, including property, plant and equipment; intangible assets; investments accounted for using the equity method and joint ventures and disposal groups (a group of assets to be disposed of and the liabilities directly associated with those assets), are classified as:

•	Held for sale, if their carrying amount will be recovered principally through a sale transaction rather than through continuing use, or
•	Held for distribution to owners, when the entity is committed to distribute the assets (or disposal groups) to the owners.

For the above classifications, the assets must be available for immediate sale or distribution in their present condition and its sale or distribution is highly probable. For a transaction to be considered highly probable, management must be committed to the sale or distribution and actions to complete the transaction must have been initiated and should be expected to be completed within one year from the date of classification.

Actions required to complete the sale or distribution plan should indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. The probability of shareholders’ approval (if required in the jurisdiction) should be considered as part of the assessment of whether the sale or distribution is highly probable.

Non-current assets or disposal groups held-for-sale or held for distribution to owners are measured at the lower of their carrying amount and fair value less costs to sell or costs to distribute, as appropriate.

Depreciation and amortization on these assets cease when they meet the criteria to be classified as non-current assets held for sale or held for distribution to owners.

Assets that are no longer classified as held for sale or held for distribution to owners, or are no longer part of a disposal group, are measured at the lower of their carrying amounts before being classified as held for sale or held for distribution, less any depreciations, amortizations or revaluations that would have been recognized if they had not been classified as held for sale or held for distribution to owners and their recoverable amount at the date of subsequent decision that they would be reclassified as non-current assets.

Non-current assets held for sale and the components of the disposal groups classified as held for sale or held for distribution to owners are presented in the consolidated statement of financial position as a single line item within assets called “Non-current assets or disposal groups held for sale or for distribution to owners”, and the respective liabilities are presented as a single line item within liabilities called “Liabilities included in disposal groups held for sale or for distribution to owners”.

The Group classifies as discontinued operations those components of the Group that either have been disposed of, or are classified as held for sale and:

(i)	represent a separate major line of business or geographical area of operations;
(ii)	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
(iii)	is a subsidiary acquired exclusively with a view to resale.

The components of profit or loss after taxes from discontinued operations and the post-tax gain or loss recognized on the measurement to fair value less costs to sell or on the disposal of the assets or groups constituting the discontinued operation are presented as a single line item in the consolidated comprehensive income statement as “Income after tax from discontinued operations”.

l)Treasury shares

Treasury shares are deducted from equity in the consolidated statement of financial position and measured at acquisition cost.

Gains and losses from the disposal of treasury shares are recognized directly in “Equity – Retained earnings”, without affecting profit or loss for the period.

m)Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material). The unwinding of the discount is recognized as finance cost. Incremental legal cost expected to be incurred in resolving a legal claim is included in measuring of the provision.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

A contingent liability does not result in the recognition of a provision. Legal costs expected to be incurred in defending a legal claim are expensed as they are incurred. Significant contingent liabilities are disclosed unless the likelihood of an outflow of resources embodying economic benefits is remote.

m.1) Provisions for post-employment benefits and similar obligations

Some of the Group’s subsidiaries have pension and similar obligations to their employees. Such obligations, related to defined benefit plans, are basically formalized through pension plans, except for certain non-monetary benefits, mainly electricity supply commitments, which, due to their nature, have not been externalized and are covered by the related in-house provisions.

For defined benefit plans, the cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each reporting period. Past service costs relating to changes in benefits are recognized immediately.

The defined benefit plan obligations in the statement of financial position represent the present value of the accrued obligations, adjusted, by the fair value of the different plans’ assets, if any.

For each of the defined benefit plans, any deficit between the actuarial liability for past services and the plan assets is recognized under line item “Provisions for employee benefits” within current and non-current liabilities in the consolidated statement of financial position, and any surplus is recognized under line item “Other financial assets” within non-current assets in the consolidated statement of financial position, provided that any surplus is recoverable by the Group, usually through a reduction in future contributions and taking into consideration the limit established in IFRIC 14, IAS 19 The limit on a defined benefit asset, minimum funding requirements, and their interaction.

Actuarial gains and losses arising in measurements of both the plan liabilities and the plan assets, including the limit in IFRIC 14, are recognized directly as a component of other comprehensive income.

Contributions to defined contribution benefit plans are recognized as an expense when the employees have rendered their services.

n)Translation of balances in foreign currency

Transactions carried out by each entity in a currency other than its functional currency are recognized using the exchange rates prevailing as of the date of the transactions. During the period, any differences that arise between the prevailing exchange rate at the date of the transaction and the exchange rate as of the date of collection or payment are recognized as “Foreign currency exchange differences” in the consolidated statement of comprehensive income.

Likewise, at the end of each reporting period, receivable or payable balances denominated in a currency other than each entity’s functional currency are reamesured using the closing exchange rate. Any differences are recorded as “Foreign currency exchange differences” in the consolidated statement of comprehensive income.

The Group has established a policy to hedge the portion of revenue from its consolidated entities that is directly linked to variations in the U.S. dollar, through obtaining financing in such currency. Exchange differences related to this debt, which is regarded as the hedging instrument in cash flow hedge transactions, are recognized, net of taxes, in other comprehensive income and are accumulated in an equity reserve and reclassified to profit or loss when the hedged cash flows affect profit or loss. This term has been estimated at ten years.

o)Current/non-current classification

In these consolidated statements of financial position, assets and liabilities expected to be recovered or settled within twelve months are presented as current items, except for post-employment and other similar obligations. Those assets and liabilities expected to be recovered or settled in more than twelve months are presented as non-current items. Deferred income tax assets and liabilities are classified as non-current.

When the Group has any obligations that mature in less than twelve months but can be refinanced over the long term at the Group’s discretion, through unconditionally available credit agreements with long-term maturities, such obligations are classified as non-current liabilities.

p)Income taxes

Income tax expense for the period is determined as the sum of current taxes from each of the Group’s subsidiaries and results from applying the tax rate to the taxable income for the period, after permitted deductions have been made, plus any changes in deferred tax assets and liabilities and tax credits, both for tax losses and deductions. Differences between the carrying amount and tax basis of assets and liabilities generate deferred tax assets and liabilities, which are calculated using the tax rates expected to apply when the assets and liabilities are realized or settled, based on tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are recognized for all deductible temporary differences, tax losses and unused tax credits to the extent that it is probable that sufficient future taxable profits exist to recover the deductible temporary differences and make use of the tax credits. Such deferred tax asset is not recognized if the deductible temporary difference arises from the initial recognition of an asset or liability that:

•	Did not arise from a business combination; and
•	At initial recognition provide it affected neither accounting profit nor taxable profit (loss).

With respect to deductible temporary differences associated with investments in subsidiaries, associates and joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profits will be available against which the temporary differences can be utilized.

Deferred tax liabilities are recognized for all temporary differences, except those derived from the initial recognition of goodwill and those that arose from investments in subsidiaries, associates and joint ventures in which the Group can control their reversal and where it is probable that they will not be reversed in the foreseeable future.

Current tax and changes in deferred tax assets or liabilities are recorded in profit or loss or in equity, depending on where the gains or losses that triggered these tax entries have been recognized.

Any tax deductions that can be applied to current tax liabilities are credited to earnings within the line item “Income tax expenses”, except when there exists uncertainty about their tax realization, in which case they are not recognized until they are effectively realized, or when they correspond to specific tax incentives, in which case they are recorded as government grants.

At the end of each reporting period, the Group reviews the deferred tax assets and liabilities recognized, and makes, if any necessary corrections based on the results of this analysis.

Deferred tax assets and deferred tax liabilities are offset in the consolidated statement of financial position if the Group has a legally enforceable right to set off current tax assets against current tax liabilities, and only when the deferred taxes relate to income taxes levied by the same taxation authority.

q)Revenue and expense recognition

Revenue is recognized when (or as) the control over a good or service is transferred to the customer. Revenue is measured based on the consideration to which the Group is expected to be entitled for said transfer of control, excluding the amounts collected on behalf of third parties.

The Group analyzes and takes into consideration all the relevant facts and circumstances for revenue recognition, applying the five step of the model established by IFRS 15: 1) Identifying the contract with a customer; 2) Identifying the performance obligations; 3) Determining the transaction price; 4) Allocating the transaction price; and 5) Recognizing revenue.

The following are the criteria for revenue recognition by type of good or service provided by the Group:

•

Electricity supply (sale and transportation): Corresponds to a single performance obligation that transfers to the customer a number of different goods/services that are substantially the same and that have the same transfer pattern. Since the customer receives and simultaneously consumes the benefits provided by the Company, it is considered a performance obligation met over time. In these cases, the Group applies an output method to recognize revenue in the amount to which it is entitled to bill for electricity supplied to date.

•

Generation: revenue is recorded according to the physical deliveries of energy and power, at the prices established in the respective contracts, at the prices stipulated in the electricity market by the current regulations, or at the marginal cost of energy and power, depending on whether they are unregulated customers, regulated customers or energy trading in the spot market are involved, respectively.

•

Distribution of electricity: Revenue is recognized based on the amount of energy supplied to customers during the period, at prices established in the respective contracts or at prices stipulated in the electricity market by applicable regulations, as appropriate.

These revenues include an estimate of the service provided and not invoiced, at the balance sheet date (see Notes 2.3 and 2.7 and Appendix 2.2).

•

Other Services: mainly the provision of supplementary services to the electricity business, construction of works and engineering and consulting services. Customers control committed assets as they are created or improved. Therefore, the Company recognizes this revenue over time based on the progress, measuring progress through output methods (performance completed to date , milestones reached, etc.), or costs incurred (resources consumed, hours of labor spent, etc.), as appropriate in each case.

•

Sale of goods: revenue from the sale of goods is recognized at a certain time, when control of the goods have been transferred to the customer, which generally occurs at the time of the physical delivery. Revenues are measured at the independent sale price of each good, and any type of applicable variable compensation.

In contracts in which multiple committed goods and services are identified, the recognition criteria will be applied to each of the identifiable performance obligations of the transaction, based on the control transfer pattern of each good or service that is separate and an independent selling price allocated to each of them, or to two or more transactions jointly, when these are linked to contracts with customers that are negotiated with a single commercial purpose and  the goods and services committed represent a single performance obligation and their selling prices are not independent.

Enel Américas determines the existence of significant financing components in its contracts, adjusting the value of the consideration if applicable, to reflect the effects of the time value of money. However, the Group applies the practical solution provided by IFRS 15, and will not adjust the value of the consideration committed for the purpose of a significant financing component, if it expects, at the beginning of the contract, that the period between the payment and the transfer of goods or service to the customer is one year or less.

The Group excludes the gross revenue of economic benefits received when acting as an agent or broker on behalf of third parties from the revenue figure. The Group only records as revenue the payment or commission to which it expects to be entitled.

Given that the Group mainly recognizes revenue for the amount to which it has the right to invoice, it has decided to apply the practical disclosure solution provided in IFRS 15, through which it is not required to disclose the aggregate amount of the transaction price allocated to the obligations of performance not met (or partially not met) at the end of the reporting period.

In addition, the Group evaluates the existence of incremental costs of obtaining a contract and costs directly related to the fulfillment of a contract. These costs are recognized as an asset, if their recovery is expected, and amortized in a manner consistent with the transfer of the related goods or services. As a practical solution, the incremental costs of obtaining a contract are recognize as an expense, if the depreciation period of the asset that has been recognized is one year or less. Costs that do not qualify for capitalization are recognized as expenses at the time they are incurred, unless they are explicitly attributable to the customer.

As of December 31, 2019 and 2018, the Group has not incurred costs to obtain or perform a contract which meet the conditions for their capitalization. The costs incurred to obtain a contract are substantially commission payments for sales that, although they are incremental costs, are related to short-term contracts or performance obligations that are met at a certain time, therefore, the Group has decided to  recognize these costs as an expense when they occur.

Interest revenue (expenses) is (are) recorded considering the effective interest rate applicable to the principal with pending amortization, during the corresponding accrual period.

r)Earnings per share

Basic earnings per share are calculated by dividing net income attributable to shareholders of the Parent Company by the weighted average number of shares of common stock outstanding during the period, excluding the average number of shares of the Company held by other subsidiaries within the Group, if any.

Basic earnings per share for continuing and discontinued operations are calculated by dividing net income from continuing and discontinued operations attributable to shareholders of the Company (the numerator) by the weighted average number of shares of common stock outstanding (the denominator) during the year, excluding the average number of shares of the Company held by other subsidiaries within the Group.

Diluted earnings per share is calculated by dividing net income attributable to shareholders of the Parent Company by the weighted average number of shares of common stock outstanding during the period plus the weighted average number of shares of common stock that would be issued on conversion of all the potential dilutive securities into shares of common stock, if any.

s)Dividends

Article No. 79 of the Chilean Corporations Act Law No. 18,046, establishes that, unless unanimously agreed otherwise by the shareholders of all issued shares, listed corporations must distribute a cash dividend to shareholders on an annual basis, pro rata to the shares owned or the proportion established in the Company’s by-laws if there are preferred shares, of at least 30% of profit for each year, except when accumulated losses from prior years must be absorbed.

As it is practically impossible to achieve a unanimous agreement given Enel Américas’ highly fragmented share ownership, at the end of each reporting period the amount of the minimum statutory dividend obligation to its shareholders is determined, net of interim dividends approved during the period, and then accounted for in “Trade and other current payables” and “Accounts payable to related parties”, as appropriate, and recognized in equity.

The interim and final dividends are deducted from equity when approved by the competent body, which in the first case is normally the Board of Directors and in the second case is the shareholders as agreed at an a General Shareholders’ Meeting.

t)Share issuance costs

Share issuance costs, only when they represent incremental expenses directly attributable to the transaction, are recognized directly in net equity as a deduction from “Share premiums,” net of any applicable taxes.

If the share premium account has a zero balance or if the costs described exceed the balance, they are recognized in “Other reserves”. Subsequently, these costs must be deducted from the paid-in capital, and this deduction that must be approved at the Extraordinary Shareholders Meeting that takes place immediately after the date on which the costs were incurred.

u)Statement of cash flows

The statement of cash flows reflects changes in cash and cash equivalents that took place during the period, determined with the direct method. It uses the following expressions and corresponding meanings:

•	Cash flows: inflows and outflows of cash or cash equivalents, which are defined as highly liquid investments maturing in less than three months with a low risk of changes in value.
•	Operating activities: the principal revenue-producing activities of the Group and other activities that cannot be considered investing or financing activities.
•	Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.
•	Financing activities: activities that result in changes in the size and composition of the total equity and borrowings of the Group.

v)Functional currency

The Company’s management has concluded that the currency of the main economic environment in which the Company operates is the United States dollar (US$), and has decided that this is the Company’s functional currency.

This conclusion is based on the fact that the US$ is the currency that fundamentally influences financing activities, capital issues and cash flows and their equivalents.

Due to the foregoing, the US$ reflects the underlying transactions, events and conditions which are relevant to Enel Américas.

All information presented in US$ has been rounded to the nearest thousand (ThUS$) or million (MUS$) unit, except when otherwise indicated.

Noncurrent Payables To Trade Suppliers	$ 171,508	$ 221,746